OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]

15. OTHER NON-CURRENT LIABILITIES

          Other non-current liabilities as of December 31, 2011 mainly represent deferred government grant of US$103 relating to Banzhu and net defined benefit obligation of US$129 (Note 20(b)).

          The government grant of Banzhu is recognized as income over the periods necessary to match it on a systematic basis with the related costs which it is intended to compensate. During the years ended December 31, 2009, 2010 and 2011, USnil, US$6 and US$3 has been recognized as a reduction to cost of revenues, respectively.